Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Operations [Abstract]
Revenues	$ 27,427	$ 25,599	$ 27,601
Cost of revenues	22,112	20,462	22,556
Gross profit	5,315	5,137	5,045
Operating costs and expenses:
Sales and marketing	3,111	2,768	3,043
General and administrative	1,498	1,681	1,882
Total operating costs and expenses	4,609	4,449	4,925
Operating income	706	688	120
Financial expenses, net	(339)	(376)	(445)
Income (loss) before taxes on income	367	312	(325)
Taxes on income (tax benefit)	7	(22)	108
Net income (loss)	$ 360	$ 334	$ (433)
Basic and diluted net Income (loss) per share	$ 0.14	$ 0.17	$ (0.3)
Shares (in thousands) used in calculation of earnings per share:
Basic	2,587	1,970	1,449
Diluted	2,593	1,970	1,449